UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7083

Name of Fund:  BlackRock MuniYield Arizona Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield Arizona Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield Arizona Fund, Inc.


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
Arizona - 128.1%

   $    1,000   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Refunding Bonds, AMT,
                Junior Sub-Series, 6.30% due 12/01/2008                                                               $     1,005

        1,800   Arizona Health Facilities Authority, Hospital System Revenue Bonds (Phoenix Children's
                Hospital), Series A, 6.125% due 11/15/2009 (h)                                                              1,876

        1,435   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West), Series A, 6.625%
                due 7/01/2020                                                                                               1,575

        3,285   Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, AMT, Junior
                Subordinated Series B-1, 6.15% due 5/01/2029                                                                3,491

        1,000   Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, AMT,
                Senior-Series A-1, 5.90% due 5/01/2024                                                                      1,061

        1,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds (Baseball Training Facilities Project), 5%
                due 7/01/2016                                                                                               1,032

        2,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multi-Purpose Stadium Facility),
                Series A, 5.375% due 7/01/2013 (g)(h)                                                                       2,173

        1,500   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5% due 7/01/2036 (c)           1,567

        1,500   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Sub-Series B, 5% due 7/01/2036 (c)              1,571

          750   Gladden Farms Community Facilities District, Arizona, GO, 5.50% due 7/15/2031                                 763

        3,000   Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series B, 5% due 8/01/2030 (g)         3,159

        1,670   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation), 6.125%
                due 4/01/2007 (h)                                                                                           1,709

          735   Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation), 6.125%
                due 4/01/2018                                                                                                 752

          900   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project 1), Series A,
                6.625% due 7/01/2020                                                                                          914

        2,400   Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds (Samaritan Health Services),
                Series A, 7% due 12/01/2016 (b)(g)                                                                          2,900

        2,000   Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 3-B,
                5.25% due 8/01/2038 (d)(e)                                                                                  2,075



Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
GO         General Obligation Bonds
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family



BlackRock MuniYield Arizona Fund, Inc.


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
Arizona (concluded)

   $    1,000   Maricopa County, Arizona, Peoria Unified School District Number 11, GO, Second Series, 5%
                due 7/01/2025 (c)                                                                                     $     1,059

        1,485   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public Service Company
                of New Mexico Project), Series A, 6.30% due 12/01/2026                                                      1,519

          655   Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB, Series 511X,
                7.12% due 7/01/2014 (a)(j)                                                                                    743

        1,825   Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO, 6.60% due 7/01/2012             2,071

          500   Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO, Refunding,
                7.50% due 7/01/2010 (c)                                                                                       558

        1,000   Maricopa County, Arizona, Unified School District Number 090, School Improvement, GO (Saddle
                Mountain), Series A, 5% due 7/01/2014                                                                       1,035

        1,000   Mesa, Arizona, IDA Revenue Bonds (Discovery Health Systems), Series A, 5.625% due 1/01/2010 (g)(h)          1,060

        1,000   Nogales, Arizona, Municipal Development Authority, Inc., Revenue Bonds, 5% due 6/01/2030 (a)                1,050

        4,500   Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2014 (c)(h)                                4,973

        3,325   Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds (Civic Plaza Expansion
                Project), Sub-Series A, 5% due 7/01/2035 (c)                                                                3,495

          600   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, AMT, Series B,
                5.25% due 7/01/2032 (c)                                                                                       624

        2,500   Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding Bonds, Junior Lien,
                5.50% due 7/01/2020 (c)                                                                                     2,686

        2,000   Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding Bonds, Junior Lien, 5%
                due 7/01/2029 (g)                                                                                           2,111

          745   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project), Series C, 6.70%
                due 7/01/2021                                                                                                 800

          995   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project), Series C, 6.75%
                due 7/01/2031                                                                                               1,066

        1,000   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project),
                Series O, 5% due 7/01/2026                                                                                    994

          985   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project II),
                Series A, 6.75% due 7/01/2021                                                                               1,060

        1,000   Pima County, Arizona, IDA, Revenue Refunding Bonds (Health Partners), Series A, 5.625%
                due 4/01/2014 (g)                                                                                           1,023

        3,050   Pima County, Arizona, Unified School District Number 1, Tucson, GO, Refunding, 7.50% due 7/01/2009 (c)      3,307

        1,250   Pinal County, Arizona, COP, 5% due 12/01/2026                                                               1,298

        1,250   Pinal County, Arizona, COP, 5% due 12/01/2029                                                               1,295

          500   Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities Project), AMT, 6.25%
                due 6/01/2026                                                                                                 548

        2,000   Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds, 5% due 1/01/2032            2,038

        1,500   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric System Revenue
                Refunding Bonds, Series A, 5% due 1/01/2035                                                                 1,583

        2,250   Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80% due 12/01/2011 (h)          2,460

        1,195   Show Low, Arizona, IDA, Hospital Revenue Bonds (Navapache Regional Medical Center), 5%
                due 12/01/2035 (i)                                                                                          1,239

        1,500   South Campus Group LLC, Arizona Student Housing Revenue Bonds (Arizona State University South
                Campus Project), Series 2003, 5.625% due 9/01/2035 (g)                                                      1,627

          285   Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds (Mortgage-Backed
                Securities Program), AMT, Series A-1, 6% due 7/01/2021 (d)(e)                                                 287

        1,350   Tucson, Arizona, Airport Authority Incorporated, Subordinate Lien Revenue Bonds, AMT, 5%
                due 12/01/2025 (g)                                                                                          1,414

        1,000   Tucson, Arizona, IDA, Joint S/F Mortgage Revenue Refunding Bonds, AMT, Series A-1, 5.10%
                due 7/01/2038 (d)(e)                                                                                        1,030

        1,000   Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care Tucson Inc. Project),
                Series A, 6.125% due 7/01/2010 (h)(i)                                                                       1,082

        1,105   University of Arizona, COP, Refunding, Series A, 5.125% due 6/01/2029 (a)                                   1,163

        2,000   University of Arizona, COP, Series B, 5% due 6/01/2028 (a)                                                  2,078

        1,275   Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                                   1,420

          750   Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                                     815

          500   Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, 6%
                due 7/01/2030                                                                                                 528

        2,000   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional Medical Center),
                Series A, 6% due 8/01/2033                                                                                  2,152


Guam - 1.6%

        1,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding Bonds,
                5.875% due 7/01/2035                                                                                        1,069


Puerto Rico - 19.0%

        1,700   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds,
                Series G, 5% due 7/01/2033                                                                                  1,753

        2,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031                            2,058

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due 7/01/2031                   1,053

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due 7/01/2029                  1,566

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5% due 7/01/2032 (g)                  1,049

        1,500   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026                    1,623

        2,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I,
                5.25% due 7/01/2033                                                                                         2,120

        1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%
                due 8/01/2029                                                                                               1,052

                Total Municipal Bonds (Cost - $92,361) - 148.7%                                                            96,257




                Municipal Bonds Held in Trust (l)
Arizona - 19.8%

   $    8,670   Arizona State University Revenue Bonds, 5.50% due 7/01/2012 (c)                                             9,390

        3,190   Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, 5.50%
                due 7/01/2015 (a)                                                                                           3,401


Puerto Rico - 1.6%

        1,000   Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2016 (g)                                   1,063

                Total Municipal Bonds Held in Trust (Cost - $13,473) - 21.4%                                               13,854





       Shares
         Held   Short-Term Securities
          825   CMA Arizona Municipal Money Fund, 2.99% (f)(k)                                                                825

                Total Short-Term Securities (Cost - $825) - 1.3%                                                              825

                Total Investments (Cost - $106,659*) - 171.4%                                                             110,936
                Other Assets Less Liabilities - 0.9%                                                                          542
                Liability for Trust Certificates, Including Interest Expense Payable - (10.0%)                            (6,450)
                Preferred Stock, at Redemption Value - (62.3%)                                                           (40,315)
                                                                                                                      -----------
                Net Assets Applicable to Common Stock - 100.0%                                                        $    64,713
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $           100,307
                                                ===================
    Gross unrealized appreciation               $             4,291
    Gross unrealized depreciation                              (92)
                                                -------------------
    Net unrealized appreciation                 $             4,199
                                                ===================


(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA/GNMA Collateralized.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                              Net          Dividend
    Affiliate                               Activity        Income

    CMA Arizona Municipal Money Fund         (593)           $10


(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Represents the current yield as of January 31, 2007.

(l) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Arizona Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Arizona Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Arizona Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield Arizona Fund, Inc.


Date:  March 26, 2007